Income Tax (Details) - Schedule of Income Tax Provision - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Federal
Current	$ 653,044	$ 759,647
Deferred	(425,978)	(201,748)
State
Current
Deferred
Change in valuation allowance	425,978	201,748
Income tax provision	$ 653,044	$ 759,647